Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares USD ($) shares	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares USD ($) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2015		¥ 16,733		¥ 22,053		¥ 1,551,104		¥ 70,311		¥ 122,093		¥ 23,341		¥ (949)		¥ 1,804,686
Balance (in shares) at Dec. 31, 2015 | shares	253,250,854	253,250,854	317,325,360	317,325,360
Share-based compensation						1,890										1,890
Issuance of ordinary shares upon settlement of share-based awards		¥ 110				2,517										2,627
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	1,658,936	1,658,936
Appropriation to statutory reserves								7,635		(7,635)
Fair value changes of available-for-sale investments												247,336				247,336
Foreign currency translation adjustment												27,669				27,669
Net income/(loss)										80,611				(2,391)		78,220
Balance at Dec. 31, 2016		¥ 16,843		¥ 22,053		1,555,511		77,946		195,069		298,346		(3,340)		2,162,428
Balance (in shares) at Dec. 31, 2016 | shares	254,909,790	254,909,790	317,325,360	317,325,360
Share-based compensation						20,852										20,852
Issuance of ordinary shares upon settlement of share-based awards		¥ 337				11,212										11,549
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	5,091,696	5,091,696
Appropriation to statutory reserves								3,291		(3,291)
Fair value changes of available-for-sale investments												321,538				321,538
Foreign currency translation adjustment												(49,640)				(49,640)
Net income/(loss)										37,472				(3,048)		34,424
Balance at Dec. 31, 2017		¥ 17,180		¥ 22,053		1,587,575		81,237		229,250		570,244		(6,388)		2,501,151
Balance (in shares) at Dec. 31, 2017 | shares	260,001,486	260,001,486	317,325,360	317,325,360
Share-based compensation						13,989										13,989
Issuance of ordinary shares upon settlement of share-based awards		¥ 307				3,024										3,331
Issuance of ordinary shares upon settlement of share-based awards (in shares) | shares	4,823,106	4,823,106
Appropriation to statutory reserves								6,383		(6,383)
Fair value changes of available-for-sale investments												566,320			$ 82,368	566,320
Foreign currency translation adjustment												51,794			7,533	51,794
Acquisition of a subsidiary														319,412		319,412
Cumulative effect of initially applying ASC 606										(24)						(24)
Net income/(loss)										(63,222)				(2,390)	(9,543)	(65,612)
Balance at Dec. 31, 2018	$ 2,543	¥ 17,487	$ 3,207	¥ 22,053	$ 233,378	¥ 1,604,588	$ 12,744	¥ 87,620	$ 23,215	¥ 159,621	$ 172,840	¥ 1,188,358	$ 45,180	¥ 310,634	$ 493,107	¥ 3,390,361
Balance (in shares) at Dec. 31, 2018 | shares	264,824,592	264,824,592	317,325,360	317,325,360